Segments	6 Months Ended
Jun. 30, 2011
Segments [Abstract]
Segments

18. Segments

Operating segments are reported in a manner consistent with the internal reporting provided to, and defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its chief executive officer. The Company's chief executive officer reviews financial information presented on a consolidated basis and, as a result, the Company concluded that there is only one reportable segment.

The Company markets its solution to companies around the world. Revenues are generally attributed to geographic areas based on the country in which the customer is domiciled.

Revenue information by location is presented below (in thousands):

	Period from (July 15, 2008) to December 31, 2008	Years Ended December 31,		Six Months Ended June 30,
		2009	2010	2010	2011
				(unaudited)
Americas	$792	$13,992	$53,040	$21,370	$45,773
Europe	—	2,854	10,084	5,353	4,781
Asia	—	15,976	31,750	13,324	22,686

Total	$792	$32,822	$94,874	$40,047	$73,240

The following table presents revenue generated by country as a percentage of net revenue for the countries which represent 10% or more of net revenues for the periods presented below:

	Period from (July 15, 2008) to December 31, 2008	Years Ended December 31,		Six Months Ended June 30,
		2009	2010	2010	2011
				(unaudited)
United States	100%	43%	56%	53%	62%
Japan	0%	26%	18%	18%	16%
Korea	0%	22%	8%	9%	5%

No other country represented 10% or more of revenues from the above periods.

Long-lived assets information by location is presented below (in thousands):

	December 31,
	2009	2010	June 30, 2011
			(unaudited)
United States	$83,749	$127,640	$144,580
Japan	—	74	63

Total	$83,749	$127,714	$144,643